Property, Equipment and Software, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, Equipment and Software, Net

6. PROPERTY, EQUIPMENT AND SOFTWARE, NET

	As of December 31,
	2023	2024
	(RMB in thousands)
Computers and equipment	270,236	317,923
Furniture and fixtures	17,967	17,156
Leasehold improvement	69,235	68,961
Software	102,129	107,917
Construction in progress	295,283	480,112
Total property, equipment and software	754,850	992,069
Accumulated depreciation and amortization	(308,210)	(378,959)
Total property, equipment and software, net	446,640	613,110

Depreciation and amortization expenses on property, equipment and software for the years ended December 31, 2022, 2023 and 2024 were RMB60.5 million, RMB71.0million and RMB75.6 million, respectively.